Fair Value of Financial Instruments	12 Months Ended
Feb. 29, 2012
Fair Value of Financial Instruments [Text Block]
15.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 29, 2012, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 29,
	(Level 1)	(Level 2)	(Level 3)	2012

Cash and cash equivalents	$1,189,539	$-	$-	$1,189,539
Derivative liability	-	-	(263,143)	(263,143)

	$1,189,539	$-	$(263,143)	$926,396

The Company’s financial assets and financial liabilities as at February 28, 2011, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2011

Cash and cash equivalents	$1,870,600	$-	$-	$1,870,600
Derivative liability	-	-	(245,983)	(245,983)

	$1,870,600	$-	$(245,983)	$1,624,617

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 10).